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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700






                                                     May 6, 2002




VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:      Metropolitan Life Insurance Company
                  New England Variable Annuity Fund I
                  File No. 333-11137
                  Rule 497(j) Certification
                  -----------------------------------

Commissioners:

         On behalf of Metropolitan Life Insurance Company (the "Company") and New England Variable Annuity Fund I (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 29, 2002.

         If you have any questions, please contact me at (617) 578-3514.

                                                     Sincerely,


                                                     /s/ Michele H. Abate
                                                     Michele H. Abate